Condensed Consolidating Financial Information	12 Months Ended
Dec. 31, 2013
Condensed Consolidating Financial Information
Condensed Consolidating Financial Information

19.  Condensed Consolidating Financial Information

The following tables include condensed consolidating financial information as of December 31, 2013 and 2012 and for the years ended December 31, 2013, 2012, and 2011 for Penske Automotive Group, Inc. (as the issuer of the 5.75% Notes), guarantor subsidiaries and non-guarantor subsidiaries (primarily representing foreign entities). Guarantor subsidiaries are directly or indirectly 100% owned by PAG, and the guarantees are full and unconditional, and joint and several. The condensed consolidating financial information includes certain allocations of balance sheet, income statement and cash flow items which are not necessarily indicative of the financial position, results of operations and cash flows of these entities on a stand-alone basis.

CONDENSED CONSOLIDATING BALANCE SHEET

December 31, 2013

	Total Company	Eliminations	Penske Automotive Group	Guarantor Subsidiaries	Non-Guarantor Subsidiaries

Cash and cash equivalents	$49.8	$—	$—	$12.6	$37.2
Accounts receivable, net	600.8	(392.5)	392.5	382.1	218.7
Inventories	2,518.3	—	—	1,416.1	1,102.2
Other current assets	88.4	—	2.9	43.4	42.1
Assets held for sale	107.3	—	—	61.1	46.2

Total current assets	3,364.6	(392.5)	395.4	1,915.3	1,446.4
Property and equipment, net	1,232.2	—	4.0	800.0	428.2
Intangible assets	1,439.9	—	—	771.6	668.3
Equity method investments	346.9	—	295.0	—	51.9
Other long-term assets	31.9	(1,686.0)	1,697.4	5.2	15.3

Total assets	$6,415.5	$(2,078.5)	$2,391.8	$3,492.1	$2,610.1

Floor plan notes payable	$1,685.1	$—	$—	$1,009.4	$675.7
Floor plan notes payable — non-trade	901.6	—	128.2	445.7	327.7
Accounts payable	373.3	—	3.4	141.8	228.1
Accrued expenses	262.6	(392.5)	0.1	122.2	532.8
Current portion of long-term debt	50.0	—	—	39.5	10.5
Liabilities held for sale	59.7	—	—	31.0	28.7

Total current liabilities	3,332.3	(392.5)	131.7	1,789.6	1,803.5
Long-term debt	1,033.2	(123.5)	738.0	158.3	260.4
Deferred tax liabilities	361.4	—	—	337.6	23.8
Other long-term liabilities	166.5	—	—	68.8	97.7

Total liabilities	4,893.4	(516.0)	869.7	2,354.3	2,185.4
Total equity	1,522.1	(1,562.5)	1,522.1	1,137.8	424.7

Total liabilities and equity	$6,415.5	$(2,078.5)	$2,391.8	$3,492.1	$2,610.1

CONDENSED CONSOLIDATING BALANCE SHEET

December 31, 2012

	Total Company	Eliminations	Penske Automotive Group	Guarantor Subsidiaries	Non-Guarantor Subsidiaries

Cash and cash equivalents	$43.8	$—	$—	$34.7	$9.1
Accounts receivable, net	545.1	(345.5)	345.5	360.4	184.7
Inventories	1,959.3	—	—	1,177.2	782.1
Other current assets	90.2	—	3.5	55.6	31.1
Assets held for sale	164.1	—	—	82.8	81.3

Total current assets	2,802.5	(345.5)	349.0	1,710.7	1,088.3
Property and equipment, net	1,013.7	—	4.5	631.6	377.6
Intangible assets	1,239.0	—	—	711.5	527.5
Equity method investments	303.2	—	252.8	—	50.4
Other long-term assets	20.6	(1,522.6)	1,535.9	4.9	2.4

Total assets	$5,379.0	$(1,868.1)	$2,142.2	$3,058.7	$2,046.2

Floor plan notes payable	$1,388.7	$—	$—	$877.6	$511.1
Floor plan notes payable — non-trade	710.4	—	112.1	343.8	254.5
Accounts payable	259.8	—	3.3	121.2	135.3
Accrued expenses	221.3	(345.5)	0.5	112.2	454.1
Current portion of long-term debt	19.5	—	—	9.8	9.7
Liabilities held for sale	95.9	—	—	42.1	53.8

Total current liabilities	2,695.6	(345.5)	115.9	1,506.7	1,418.5
Long-term debt	917.1	(76.0)	710.0	121.6	161.5
Deferred tax liabilities	287.8	—	—	260.4	27.4
Other long-term liabilities	162.2	—	—	84.6	77.6

Total liabilities	4,062.7	(421.5)	825.9	1,973.3	1,685.0
Total equity	1,316.3	(1,446.6)	1,316.3	1,085.4	361.2

Total liabilities and equity	$5,379.0	$(1,868.1)	$2,142.2	$3,058.7	$2,046.2

CONDENSED CONSOLIDATING STATEMENT OF INCOME

Year Ended December 31, 2013

	Total Company	Eliminations	Penske Automotive Group	Guarantor Subsidiaries	Non-Guarantor Subsidiaries

Revenues	$14,563.9	$—	$—	$8,620.1	$5,943.8
Cost of sales	12,325.3	—	—	7,228.1	5,097.2

Gross profit	2,238.6	—	—	1,392.0	846.6
Selling, general, and administrative expenses	1,744.6	—	21.4	1,060.1	663.1
Depreciation	61.1	—	1.8	35.2	24.1

Operating income (loss)	432.9	—	(23.2)	296.7	159.4
Floor plan interest expense	(43.3)	—	(9.6)	(19.7)	(14.0)
Other interest expense	(47.7)	—	(26.1)	(4.3)	(17.3)
Equity in earnings of affiliates	30.7	—	25.5	—	5.2
Equity in earnings of subsidiaries	—	(404.5)	404.5	—	—

Income from continuing operations before income taxes	372.6	(404.5)	371.1	272.7	133.3
Income taxes	(123.2)	134.3	(123.2)	(99.7)	(34.6)

Income from continuing operations	249.4	(270.2)	247.9	173.0	98.7
Loss from discontinued operations, net of tax	(3.7)	3.7	(3.7)	2.1	(5.8)

Net income	245.7	(266.5)	244.2	175.1	92.9
Other comprehensive income (loss), net of tax	18.9	(9.8)	18.9	4.0	5.8

Comprehensive income	264.6	(276.3)	263.1	179.1	98.7
Less: Comprehensive income attributable to the non-controlling interests	2.0	(0.5)	0.5	—	2.0

Comprehensive income attributable to Penske Automotive Group common stockholders	$262.6	$(275.8)	$262.6	$179.1	$96.7

CONDENSED CONSOLIDATING STATEMENT OF INCOME

Year Ended December 31, 2012

	Total Company	Eliminations	Penske Automotive Group	Guarantor Subsidiaries	Non-Guarantor Subsidiaries

Revenues	$12,957.3	$—	$—	$7,656.6	$5,300.7
Cost of sales	10,971.3	—	—	6,444.6	4,526.7

Gross profit	1,986.0	—	—	1,212.0	774.0
Selling, general, and administrative expenses	1,570.5	—	19.4	938.5	612.6
Depreciation	52.9	—	1.3	28.6	23.0

Operating income (loss)	362.6	—	(20.7)	244.9	138.4
Floor plan interest expense	(38.1)	—	(8.6)	(16.5)	(13.0)
Other interest expense	(46.6)	—	(29.5)	(0.4)	(16.7)
Equity in earnings of affiliates	27.6	—	24.0	—	3.6
Debt redemption costs	(17.8)	—	(17.8)	—	—
Equity in earnings of subsidiaries	—	(338.7)	338.7	—	—

Income from continuing operations before income taxes	287.7	(338.7)	286.1	228.0	112.3
Income taxes	(93.4)	110.7	(93.4)	(86.4)	(24.3)

Income from continuing operations	194.3	(228.0)	192.7	141.6	88.0
Loss from discontinued operations, net of tax	(7.1)	7.1	(7.1)	1.5	(8.6)

Net income	187.2	(220.9)	185.6	143.1	79.4
Other comprehensive income (loss), net of tax	17.6	(16.6)	17.6	1.0	15.6

Comprehensive income	204.8	(237.5)	203.2	144.1	95.0
Less: Comprehensive income attributable to non-controlling interests	1.9	(0.3)	0.3	—	1.9

Comprehensive income attributable to Penske Automotive Group common stockholders	$202.9	$(237.2)	$202.9	$144.1	$93.1

CONDENSED CONSOLIDATING STATEMENT OF INCOME

Year Ended December 31, 2011

	Total Company	Eliminations	Penske Automotive Group	Guarantor Subsidiaries	Non-Guarantor Subsidiaries

Revenues	$10,926.4	$—	$—	$6,496.3	$4,430.1
Cost of sales	9,193.8	—	—	5,414.3	3,779.5

Gross profit	1,732.6	—	—	1,082.0	650.6
Selling, general, and administrative expenses	1,394.6	—	19.0	863.3	512.3
Depreciation	45.8	—	1.3	25.1	19.4

Operating income (loss)	292.2	—	(20.3)	193.6	118.9
Floor plan interest expense	(26.6)	—	(1.4)	(13.6)	(11.6)
Other interest expense	(44.1)	—	(25.4)	(1.0)	(17.7)
Debt discount amortization	(1.7)	—	(1.7)	—	—
Equity in earnings of affiliates	25.4	—	23.0	—	2.4
Equity in earnings of subsidiaries	—	(269.7)	269.7	—	—

Income from continuing operations before income taxes	245.2	(269.7)	243.9	179.0	92.0
Income taxes	(70.6)	78.3	(70.7)	(51.9)	(26.3)

Income from continuing operations	174.6	(191.4)	173.2	127.1	65.7
Loss from discontinued operations, net of tax	3.7	(3.7)	3.7	4.8	(1.1)

Net income	178.3	(195.1)	176.9	131.9	64.6
Other comprehensive income (loss), net of tax	(24.1)	21.2	(24.1)	(9.6)	(11.6)

Comprehensive income	154.2	(173.9)	152.8	122.3	53.0
Less: Comprehensive income attributable to the non-controlling interests	1.4	—	—	—	1.4

Comprehensive income attributable to Penske Automotive Group common stockholders	$152.8	$(173.9)	$152.8	$122.3	$51.6

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

Year Ended December 31, 2013

	Total Company	Penske Automotive Group	Guarantor Subsidiaries	Non-Guarantor Subsidiaries

Net cash from (used in) continuing operating activities	$312.1	$46.6	$28.7	$236.8

Investing activities:
Purchase of property and equipment	(169.6)	(1.4)	(111.4)	(56.8)
Purchase of car rental vehicles	(86.4)	—	(86.4)	—
Acquisitions, net	(338.1)	—	(127.5)	(210.6)
Other	6.7	(17.5)	19.9	4.3

Net cash from (used in) continuing investing activities	(587.4)	(18.9)	(305.4)	(263.1)

Financing activities:
Net borrowings (repayments) of long-term debt	144.8	28.0	66.4	50.4
Net (repayments) borrowings of floor plan notes payable — non-trade	191.3	16.1	181.3	(6.1)
Repurchase of common stock	(15.8)	(15.8)	—	—
Dividends	(56.0)	(56.0)	—	—
Distributions from (to) parent	—	—	0.9	(0.9)
Other	0.2	—	—	0.2

Net cash from (used in) continuing financing activities	264.5	(27.7)	248.6	43.6

Net cash from discontinued operations	16.8	—	6.0	10.8

Net change in cash and cash equivalents	6.0	—	(22.1)	28.1
Cash and cash equivalents, beginning of period	43.8	—	34.7	9.1

Cash and cash equivalents, end of period	$49.8	$—	$12.6	$37.2

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

Year Ended December 31, 2012

	Total Company	Penske Automotive Group	Guarantor Subsidiaries	Non-Guarantor Subsidiaries

Net cash from (used in) continuing operating activities	$323.5	$45.5	$125.8	$152.2

Investing activities:
Purchase of equipment and improvements	(152.0)	(1.1)	(101.4)	(49.5)
Purchase of car rental vehicles	(9.9)	—	(9.9)	—
Proceeds from sale-leaseback transactions	1.6	—	—	1.6
Acquisitions, net	(250.2)	—	(115.8)	(134.4)
Other	8.8	(3.3)	4.8	7.3

Net cash from (used in) continuing investing activities	(401.7)	(4.4)	(222.3)	(175.0)

Financing activities:
Repurchase of 3.5% senior subordinated convertible notes	(62.7)	(62.7)	—	—
Issuance of 5.75% senior subordinated notes	550.0	550.0	—	—
Repurchase of 7.75% senior subordinated notes	(390.8)	(390.8)	—	—
Net borrowings (repayments) of long-term debt	(28.5)	(98.9)	50.9	19.5
Net borrowings (repayments) of floor plan notes payable — non-trade	70.5	21.2	41.6	7.7
Repurchases of common stock	(9.8)	(9.8)	—	—
Dividends	(41.5)	(41.5)	—	—
Payment of deferred financing fees	(8.6)	(8.6)	—	—
Other	(1.1)	—	—	(1.1)
Distributions from (to) parent	—	—	5.2	(5.2)

Net cash from (used in) continuing financing activities	77.5	(41.1)	97.7	20.9

Net cash from (used in) discontinued operations	17.7	—	7.7	10.0

Net change in cash and cash equivalents	17.0	—	8.9	8.1
Cash and cash equivalents, beginning of period	26.8	—	25.8	1.0

Cash and cash equivalents, end of period	$43.8	$—	$34.7	$9.1

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

Year Ended December 31, 2011

	Total Company	Penske Automotive Group	Guarantor Subsidiaries	Non-Guarantor Subsidiaries

Net cash from (used in) continuing operating activities	$134.3	$(39.4)	$186.1	$(12.4)

Investing activities:
Purchase of equipment and improvements	(131.2)	(1.3)	(75.6)	(54.3)
Acquisitions, net	(232.1)	—	(194.3)	(37.8)
Other	2.9	—	—	2.9

Net cash from (used in) continuing investing activities	(360.4)	(1.3)	(269.9)	(89.2)

Financing activities:
Repurchase of 3.5% senior subordinated convertible notes	(87.3)	(87.3)	—	—
Net borrowings (repayments) of long-term debt	155.2	125.0	18.4	11.8
Net borrowings (repayments) of floor plan notes payable — non-trade	197.0	65.9	34.9	96.2
Proceeds from exercises of options, including excess tax benefit	3.4	3.4	—	—
Repurchases of common stock	(44.3)	(44.3)	—	—
Dividends	(22.0)	(22.0)	—	—
Distributions from (to) parent	—	—	6.1	(6.1)

Net cash from (used in) continuing financing activities	202.0	40.7	59.4	101.9

Net cash from discontinued operations	32.8	—	34.4	(1.6)

Net change in cash and cash equivalents	8.7	—	10.0	(1.3)
Cash and cash equivalents, beginning of period	18.1	—	15.8	2.3

Cash and cash equivalents, end of period	$26.8	$—	$25.8	$1.0